Organization and Basis of Presentation	12 Months Ended
Dec. 31, 2021
Organization and Basis of Presentation
Organization and Basis of Presentation

NOTE 1 - Organization and Basis of Presentation

Organization and Line of Business

Vemanti Group, Inc., (“Vemanti”) was incorporated on April 3, 2014, under the laws of the state of Nevada. VoiceStep Telecom, LLC, a California limited liability company, was formed on January 27, 2005, and originally founded in 2002 (“VoiceStep”). On January 22, 2014, the sole member of VoiceStep exchanged 100% of his membership interest in VoiceStep for 40,000,000 shares of Vemanti’s common stock and 40,000,000 shares of Vemanti’s preferred stock. Vemanti and its wholly owned subsidiary, VoiceStep is hereafter referred to as the “Company.”

The Company is a technology-driven holding company that seeks to be active in high-growth and emerging markets. Its core strengths are in technology development and investment. It drives growth through acquisition and investment in disruptive and foundational technologies by targeting early-stage companies that have market viable products or by starting a new subsidiary of its own. Strategically, it focuses mainly on blockchain projects and applications combined with other emerging technologies, including machine learning/AI, security and internet of things (IoT).

Currently, through VoiceStep, the Company provides a one-stop resource for IP (Internet Protocol) communication needs. VoiceStep’s network offers availability, coverage and flexibility, and enables the following technology solutions: unified communications, data center services, content delivery, voice over IP (VoIP) and cloud computing. VoiceStep’s core customer base is largely made up of wholesale International prepaid calling operators. That aspect of its business has eroded drastically due to wide consumer adoption of free messaging apps such as Viber, WhatsApp, Facebook, Facetime, WeChat, etc. Its declined year over year revenues are a result of those wholesale customers slowly exiting the market. It is now focusing mostly on small business customers with better retention.

Management’s Plans

The Company reported net losses in the amount of $1,625,124 and $76,876, in 2021 and 2020, respectively, and used cash in operating activities in the amount of $477,557 and $75,312 in 2021 and 2020, respectively.   As of December 31, 2021, the Company had negative working capital in the amount of approximately $225,194 and total stockholders’ equity of approximately $71,843.  After December 31, 2021, the Company issued 250,000 of common shares at $0.55 per share for $137,500 in cash proceeds.

Due to the global and distributed nature of the workforce, businesses today demands service providers to offer not only simple voice and data services, but also fully integrated productivity and coloration tools such as Customer Relationship Management (CRM), call center, team and video messaging, and e conferencing to bring their teams and customers together on one single business communications platform. In order to match those demands, the Company would need to revamp and re-engineer its current platform as well as adding a large team of product and business developers which would require a sizable upfront investment. Currently, the Company simply does not have the capital committed for such development, so there are no plans to further grow VoiceStep’s core business. Furthermore, the market is already saturated with much more established players. Going forward, the Company will focus its business development activities in the fintech sector to achieve future revenues and profits, specifically delivering lending and payment services to small and medium enterprises (“SMEs”) in Southeast Asia through partnerships with banks and payment service providers in the region. Management believes it will be able to generate sufficient cash from operating activities to fully operate the Company during 2022 and beyond.

Risk and Uncertainties

The Company’s operations may be affected by the ongoing outbreak of the coronavirus disease 2019 (Covid-19) which has been declared a pandemic by the World Health Organization in early 2020 and continued throughout 2021 and into 2022. The ultimate disruption which may be caused by the outbreak is uncertain; however, it may result in a material adverse impact on the Company’s consolidated financial position, operations and cash flows. Possible areas that may be affected include, but are not limited to, disruption to the Company’s labor workforce, unavailability of products and supplies used in operations, and the decline in value of assets held by the Company, including property and equipment. Currently, the Company is unable to determine the impact that Covid-19 may have.